Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year Ended December 31,	Summary Compensation Table (SCT) Total For PEO 1 (Saville)	Compensation Actually Paid to PEO 1 (Saville)	SCT Total For PEO 2 (Bredow)	Compensation Actually Paid to PEO 2 (Bredow)	Average SCT Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (in thousands)	Annual Return on Capital
	(1)	(2)	(1)	(2)	(3)	(2) (3)		(4)		(5)
2023			$1,763,200	$32,116,820	$2,222,867	$37,928,778	$183.8	$264.4	$1,591,611	29.4%
2022	$42,887,000	$16,235,913	$19,289,010	$12,737,646	$8,525,859	$(47,615)	$121.1	$146.9	$1,725,575	40.2%
2021	$4,162,400	$62,621,400			$1,154,088	$18,937,729	$155.2	$188.1	$1,236,719	26.7%
2020	$4,012,200	$17,730,200			$1,114,075	$4,442,082	$107.1	$123.6	$901,248	22.0%

Named Executive Officers, Footnote	Paul C. Saville was our principal executive officer (PEO) until May 4, 2022, when he was appointed Executive Chairman of the Board. Eugene J. Bredow has been our PEO since May 4, 2022. In 2023, the additional NEOs were Paul C. Saville, Daniel D. Malzahn and Matthew B. Kelpy. In 2022, the additional NEOs were Messrs. Malzahn, Kelpy and Paul W. Praylo. In 2021 and 2020, the additional NEOs were Messrs. Malzahn, Bredow, Kelpy and Praylo.
Peer Group Issuers, Footnote	The peer group total shareholder return presented represents the cumulative total shareholder return of the Dow Jones US Home Construction Index from December 31, 2019 through and including the last day of each applicable year presented.
PEO Total Compensation Amount			$ 4,162,400	$ 4,012,200
PEO Actually Paid Compensation Amount			62,621,400	17,730,200
Adjustment To PEO Compensation, Footnote	The dollar amounts included in this column represent the amount of "compensation actually paid" as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the actual compensation earned by or paid to the applicable NEO during the applicable year, given that the substantial majority of this amount relates to unvested stock options which could not have been exercised during the period in which it is included in this measure.
For all periods presented, the amounts deducted from the Summary Compensation Table consisted of the grant-date fair value of equity awards granted in the respective year. The amounts added to the Summary Compensation Table totals consisted of the fair value as of the end of the year of equity grants made in that year, the change in Black-Scholes fair value of unvested equity awards granted in prior years and the change in Black-Scholes fair value of equity awards vesting in the year presented. These amounts for our PEO in each of the respective years are presented in the table below:

Fiscal Year Ended December 31,	Summary Compensation Table (SCT) Total For PEO	Grant date FV reported in the SCT	FV as of end of year of all unvested awards granted during year	Change in FV of awards granted in prior years that are outstanding and unvested	Change in FV of awards granted in prior years that vested during year	Compensation Actually Paid to PEO
2023	$1,763,200	$—	$—	$22,702,838	$7,650,782	$32,116,820
2022 - Bredow	$19,289,010	$(17,989,042)	$19,686,588	$(3,966,542)	$(4,282,368)	$12,737,646
2022 - Saville	$42,887,000	$(38,952,650)	$42,628,438	$(14,582,875)	$(15,744,000)	$16,235,913
2021	$4,162,400	$—	$—	$39,205,875	$19,253,125	$62,621,400
2020	$4,012,200	$—	$—	$9,694,125	$4,023,875	$17,730,200
The average of these amounts for the Non-PEO NEOs is presented in the table below:

Fiscal Year Ended December 31,	Average SCT Total for Non-PEO NEOs	Grant date FV reported in the SCT	FV as of end of year of all unvested awards granted during year	Change in FV of awards granted in prior years that are outstanding and unvested	Change in FV of awards granted in prior years that vested during year	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,222,867	$—	$—	$22,971,043	$12,734,868	$37,928,778
2022	$8,525,859	$(7,549,732)	$8,262,384	$(5,142,664)	$(4,143,462)	$(47,615)
2021	$1,154,088	$—	$—	$12,393,203	$5,390,438	$18,937,729
2020	$1,114,075	$—	$—	$2,646,206	$681,801	$4,442,082

Non-PEO NEO Average Total Compensation Amount	$ 2,222,867	$ 8,525,859	1,154,088	1,114,075
Non-PEO NEO Average Compensation Actually Paid Amount	$ 37,928,778	(47,615)	18,937,729	4,442,082
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts included in this column represent the amount of "compensation actually paid" as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the actual compensation earned by or paid to the applicable NEO during the applicable year, given that the substantial majority of this amount relates to unvested stock options which could not have been exercised during the period in which it is included in this measure.
For all periods presented, the amounts deducted from the Summary Compensation Table consisted of the grant-date fair value of equity awards granted in the respective year. The amounts added to the Summary Compensation Table totals consisted of the fair value as of the end of the year of equity grants made in that year, the change in Black-Scholes fair value of unvested equity awards granted in prior years and the change in Black-Scholes fair value of equity awards vesting in the year presented. These amounts for our PEO in each of the respective years are presented in the table below:

Fiscal Year Ended December 31,	Summary Compensation Table (SCT) Total For PEO	Grant date FV reported in the SCT	FV as of end of year of all unvested awards granted during year	Change in FV of awards granted in prior years that are outstanding and unvested	Change in FV of awards granted in prior years that vested during year	Compensation Actually Paid to PEO
2023	$1,763,200	$—	$—	$22,702,838	$7,650,782	$32,116,820
2022 - Bredow	$19,289,010	$(17,989,042)	$19,686,588	$(3,966,542)	$(4,282,368)	$12,737,646
2022 - Saville	$42,887,000	$(38,952,650)	$42,628,438	$(14,582,875)	$(15,744,000)	$16,235,913
2021	$4,162,400	$—	$—	$39,205,875	$19,253,125	$62,621,400
2020	$4,012,200	$—	$—	$9,694,125	$4,023,875	$17,730,200
The average of these amounts for the Non-PEO NEOs is presented in the table below:

Fiscal Year Ended December 31,	Average SCT Total for Non-PEO NEOs	Grant date FV reported in the SCT	FV as of end of year of all unvested awards granted during year	Change in FV of awards granted in prior years that are outstanding and unvested	Change in FV of awards granted in prior years that vested during year	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,222,867	$—	$—	$22,971,043	$12,734,868	$37,928,778
2022	$8,525,859	$(7,549,732)	$8,262,384	$(5,142,664)	$(4,143,462)	$(47,615)
2021	$1,154,088	$—	$—	$12,393,203	$5,390,438	$18,937,729
2020	$1,114,075	$—	$—	$2,646,206	$681,801	$4,442,082

Compensation Actually Paid vs. Company Selected Measure
The Relationships Between "Compensation Actually Paid" (1) and NVR Measures of Financial Performance
Background
Homebuilding is a cyclical business with long project life cycles. Our executive compensation program is structured to focus our executives on long-term performance, not short-term quarterly or annual performance. For over 25 years, our compensation philosophy has remained consistent and has focused our management team on long-term maximization of shareholder value, as demonstrated by our 25 year total shareholder return of 14,580%, compared to the S&P 500 Index total shareholder return of 517% during the same period.
In our 1996 proxy statement, when our stock price was under $10 per share, we stated that our executive compensation philosophy “includes performance based compensation which effectively aligns the interests of management with those of the Company’s shareholders. The total compensation package is structured to effectively achieve the mutually beneficial goals of retaining experienced senior executives and aligning senior executive compensation with the creation of long-term shareholder value.” That compensation philosophy remains in place today. The consistency in our compensation philosophy is clear, and so is the alignment with shareholders, as demonstrated by the December 31, 2023 closing price of $7,000.45 per share. This compensation philosophy has also achieved the goal of retaining experienced senior executives, as the average NVR experience of our senior executives is nearly 20 years.
Approximately 85% of our named executive officers' compensation is at risk, and the substantial majority of our named executive officers’ compensation is in the form of stock options with long-term vesting. Our periodic option grants to named executive officers do not begin to vest until the end of the third year following the grant date, and vest 25% each year from that point until the end of the sixth year following the grant date. This vesting schedule is substantially longer than that of our peer group and most companies. 50% of the vesting for our stock option grants is subject to a performance metric, NVR's return on capital relative to our peer group.
The most significant driver of "compensation actually paid" to our NEOs is the change in our stock price from the grant date to the vesting date. We believe this relationship benefits shareholders by motivating our executives to drive long-term increases in shareholder value. Given our long term vesting schedule, grants made in periods as far back as 2018 impact the 2023 "compensation actually paid" presented in the table above. As a result, "compensation actually paid" in each individual year presented will be highly variable as it is almost entirely driven by the change in the Black-Scholes value of stock options from the beginning of the year to the end of the year.
Our compensation for all of our executive officers is simple, consisting of:
a.moderate target cash compensation (base salary and an annual incentive bonus capped at 100% of base salary);
b.significant long-term equity incentives in the form of stock options granted periodically; and
c.the same personal benefits for which all of our employees are eligible.
Accordingly, our PEO’s "compensation actually paid" is highly correlated to that of the remaining NEOs. In periods where our stock price performs strongly, our PEO and the remaining NEOs will each have higher "compensation actually paid" (as defined in Item 402(v) of Regulation S-K). In periods where our stock price declines, our PEO and the remaining NEOs will have lower "compensation actually paid." We believe this provides 100% alignment between the interests of our named executive officers and our shareholders.
Relationship between "compensation actually paid" and our cumulative TSR
The relationship between "compensation actually paid" and our TSR is simple. "Compensation actually paid" to all of our NEOs is highly correlated to our TSR over the vesting period of our equity grants. For example, in 2023, 95% of the "compensation actually paid" to our PEO and 94% of the "compensation actually paid" to the remaining NEOs was driven by the increase in the Black-Scholes fair value of stock options.
Our long-term vesting and the use of stock options ensures that our NEOs’ long-term interests are aligned with our shareholders’ interests. Our NEOs must drive long-term shareholder value to realize the substantial majority of their compensation. That alignment is demonstrated by the change in our share price over the long-term.

(1) The "compensation actually paid" presented in this section is as computed in accordance with Item 402(v) of Regulation S-K, and does not reflect the actual compensation earned by or paid to the applicable NEO during the applicable year, given that the substantial majority of this amount relates to unvested stock options which could not have been exercised during the period in which it is included in this measure.
Relationship between "compensation actually paid" and net income and return on capital
The other two measures presented in our pay versus performance table are net income and return on capital. We believe that long-term shareholder value is driven in large part by growth in net income. We have grown net income over the period presented in the pay versus performance table; however, our "compensation actually paid" has been higher in years where our share price performed well, and lower in years where our share price declined.
With respect to return on capital, the return on capital metric (over a three year performance period) represents our performance metric for vesting of performance-based options, and requires us to outperform the peer group. 50% of each option grant to our NEOs is subject to the return on capital performance condition, and this component of NEO compensation only vests at the target level if our three year return on capital is in the top 25% of our peer group. We believe return on capital is an important metric for us and our shareholders due to the capital intensive nature of the homebuilding business.
"Compensation actually paid" in any given year does not correlate strongly with the changes in net income or return on capital due to the cyclical nature of the homebuilding industry, and the fact that the substantial majority of compensation is in the form of long-term stock options. Our focus on long-term growth is designed to limit risk and maximize returns in a cyclical industry. Over the four year period, our net income grew by 77% and our return on capital metric was the highest in our peer group. Our goal is to deliver industry leading rates of return and growth in net income (and earnings per share) over the long term, and we believe by focusing on this long-term growth, we will maximize shareholder value.
Relationship between our TSR and the peer group TSR for the three most recently completed fiscal years
The peer group TSR represents the cumulative shareholder return of the Dow Jones US Home Construction Index from December 31, 2019 through and including the last day of each applicable fiscal year presented in the table. During the last four fiscal years, our TSR performance lagged the peer group TSR.
We believe our lot acquisition strategy avoids the risks associated with land ownership and development, which historically has resulted in significant outperformance relative to the peer group during recessionary periods. With the overall strength of the homebuilding industry during the last four years, our TSR performance has lagged our peer group compared to measurement periods which include a cyclical downturn (like the 2006-2011 housing downturn, where we were the only publicly traded homebuilder that remained profitable). Over the long term, our strategy is the key driver of our strong balance sheet, which over the long term maximizes shareholder value in our cyclical industry, as demonstrated by our 20 year TSR leading the peer group.
Most important financial performance measures to link "compensation actually paid" to our company performance during the last fiscal year
During 2023, the most important financial performance measures to link "compensation actually paid" to our company performance were:
•Total Shareholder Return
•Consolidated Pre-Tax Profit
•New Orders
•1 Year Return on Capital
•Return on Equity
•Diluted Earnings Per Share

Total Shareholder Return Amount	$ 183.8	121.1	155.2	107.1
Peer Group Total Shareholder Return Amount	264.4	146.9	188.1	123.6
Net Income (Loss)	$ 1,591,611,000	$ 1,725,575,000	$ 1,236,719,000	$ 901,248,000
Company Selected Measure Amount	0.294	0.402	0.267	0.220
Return on Capital Calculation method, footnote	Refer to page 31 for the method by which return on capital is calculated.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Pre-Tax Profit
Measure:: 3
Pay vs Performance Disclosure
Name	New Orders
Measure:: 4
Pay vs Performance Disclosure
Name	1 Year Return on Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 6
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Bredow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,763,200	$ 19,289,010
PEO Actually Paid Compensation Amount	32,116,820	12,737,646
Saville [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		42,887,000	$ 4,162,400	$ 4,012,200
PEO Actually Paid Compensation Amount		16,235,913	62,621,400	17,730,200
PEO | Change in FV of awards granted in prior years that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			39,205,875	9,694,125
PEO | Change in FV of awards granted in prior years that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,253,125	4,023,875
PEO | Bredow [Member] | Grant Date FV Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(17,989,042)
PEO | Bredow [Member] | FV as of end of year of all unvested awards granted during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	19,686,588
PEO | Bredow [Member] | Change in FV of awards granted in prior years that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,702,838	(3,966,542)
PEO | Bredow [Member] | Change in FV of awards granted in prior years that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,650,782	(4,282,368)
PEO | Saville [Member] | Grant Date FV Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(38,952,650)	0	0
PEO | Saville [Member] | FV as of end of year of all unvested awards granted during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		42,628,438	0	0
PEO | Saville [Member] | Change in FV of awards granted in prior years that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,582,875)
PEO | Saville [Member] | Change in FV of awards granted in prior years that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,744,000)
Non-PEO NEO | Grant Date FV Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,549,732)	0	0
Non-PEO NEO | FV as of end of year of all unvested awards granted during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	8,262,384	0	0
Non-PEO NEO | Change in FV of awards granted in prior years that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,971,043	(5,142,664)	12,393,203	2,646,206
Non-PEO NEO | Change in FV of awards granted in prior years that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,734,868	$ (4,143,462)	$ 5,390,438	$ 681,801